Share-Based Compensation (Details 1)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Expected dividends yield	0.00%	0.00%
Expected term		6 years 3 months
Maximum [Member]
Expected volatility	81.25%	78.53%
Expected term	6 years 3 months
Risk-free interest rate (per annum)	1.30%	1.40%
Estimated fair value of underlying ordinary shares (in dollars per share)	0.35	0.78
Minimum [Member]
Expected volatility	79.77%	76.23%
Expected term	5 years 9 months
Risk-free interest rate (per annum)	0.89%	1.38%
Estimated fair value of underlying ordinary shares (in dollars per share)	0.34	0.34